Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Virginia Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%
Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.20%
Total Other Expenses	0.45%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.80%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.17%
Total Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.80%
Class Y
Operating Expenses:
Management Fees	0.55%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Interest and Fees from Borrowing	0.08%	[2]
Interest and Related Expenses from Inverse Floaters	0.17%	[2]
Other Expenses	0.20%	[2]
Total Other Expenses	0.45%	[2]
Total Annual Fund Operating Expenses	1.00%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%	[2]

[1]	The Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that "Total Annual Fund Operating Expenses," excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn after one year from the date of this prospectus.
[2]	Class Y shares were first available July 29, 2011. The expenses for Class Y shares are estimated for the first full fiscal year that they are offered.